Net Assets Held For Sale (Misc.) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Net Assets Held For Sale, Description and Timing of Disposal	In September 2014, the Company embarked on an evaluation of its strategic options for its Long Island, New York operations included in its East segment. As a result of this evaluation, the Company concluded that it could generate a higher return from monetizing the net assets of this operation than continuing to operate them. The Company subsequently issued a confidential information memorandum to a targeted audience of prospective buyers for its commercial, industrial and residential collection business and its transfer station and material recovery facilities. The Company accepted an offer and completed the sale on February 28, 2015 for net proceeds of $76,190.
Net Assets Held For Sale, Segment	East segment
Net Assets Held For Sale, Status	The Company accepted an offer and completed the sale on February 28, 2015 for net proceeds of $76,190.
Net Assets Held For Sale, Consideration	$ 76,190,000
Net Assets Held For Sale	0	$ 61,016,000
Net Assets Held For Sale, Gain on Disposal	$ 8,019,000
Net Assets Held For Sale, Gain on Disposal Income Statement Caption	net gain or loss on sale of capital and landfill assets in the statement of operations and comprehensive income or loss
February 2015 [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Net Assets Held For Sale	$ 68,171,000